Schedule of Investments

January 31, 2021 (Unaudited)

Schedule of Investments
LSV Global Managed Volatility Fund
	Shares	Value (000)
U.S. Common Stock (55.9%)
Aerospace & Defense (0.4%)
Northrop Grumman	200	$57

Agricultural Products (0.3%)
Ingredion	700	53

Application Software (0.3%)
CDK Global	800	40

Asset Management & Custody Banks (1.3%)
Bank of New York Mellon	2,100	83
FS KKR Capital	3,900	66
New Mountain Finance	4,200	48

		197

Automotive (0.6%)
Ford Motor	8,000	84

Automotive Retail (1.0%)
AutoZone*	140	157

Biotechnology (2.1%)
Amgen	800	193
Gilead Sciences	1,900	125

		318

Commercial Services (1.3%)
Sykes Enterprises*	1,600	62
Western Union	6,400	142

		204

Computers & Services (3.3%)
eBay	2,900	164
Oracle	5,700	344

		508

Consumer Staples (0.7%)
Kimberly-Clark	800	106

Drug Retail (0.4%)
Walgreens Boots Alliance	1,200	60

Electrical Services (3.5%)
Entergy	1,800	172
Exelon	6,500	270
Public Service Enterprise Group	1,700	96

		538

Environmental & Facilities Services (1.2%)
Republic Services, Cl A	1,100	100

LSV Global Managed Volatility Fund
	Shares	Value (000)
Environmental & Facilities Services (continued)
Waste Management	800	$89

		189

Food, Beverage & Tobacco (4.8%)
Altria Group	3,500	144
General Mills	2,600	151
JM Smucker	1,600	186
Molson Coors Brewing, Cl B	2,000	100
Tyson Foods, Cl A	2,300	148

		729

Gas/Natural Gas (0.6%)
National Fuel Gas	2,100	85

General Merchandise Stores (2.7%)
Target	2,300	417

Gold (0.5%)
Newmont	1,200	72

Health Care Services (0.8%)
CVS Health	1,800	129

Homebuilding (0.8%)
DR Horton	1,500	115

Insurance (4.7%)
Allstate	2,800	300
American Financial Group	1,200	113
Axis Capital Holdings	1,400	64
Berkshire Hathaway, Cl B*	600	137
Hartford Financial Services Group	2,100	101

		715

IT Consulting & Other Services (3.4%)
Amdocs	3,100	218
CACI International, Cl A*	500	121
International Business Machines	1,500	179

		518

Machinery (1.1%)
Allison Transmission Holdings	2,500	102
Cummins	300	70

		172

Media & Entertainment (1.6%)
Comcast, Cl A	4,900	243

Mortgage REITs (0.4%)
Annaly Capital Management	7,900	64

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Office REITs (0.3%)
Brandywine Realty Trust	4,400	$48

Paper Packaging (0.7%)
Sealed Air	2,600	110

Petroleum & Fuel Products (0.5%)
Phillips 66	1,100	75

Pharmaceuticals (6.9%)
Bristol-Myers Squibb	3,700	227
Jazz Pharmaceuticals*	600	93
Johnson & Johnson	1,200	196
Merck	4,300	331
Pfizer	5,800	208

		1,055

Regional Banks (0.7%)
Investors Bancorp	8,900	102

Retail (1.6%)
Kroger	4,500	156
Walmart	600	84

		240

Semi-Conductors/Instruments (2.1%)
Intel	5,800	322

Systems Software (0.5%)
Check Point Software Technologies*	600	77

Telephones & Telecommunications (4.8%)
AT&T	10,200	292
Cisco Systems	2,000	89
Juniper Networks	3,900	95
Verizon Communications	4,800	263

		739

TOTAL U.S. COMMON STOCK (Cost $8,096)		8,538

Foreign Common Stock (42.7%)
Australia (0.8%)
AGL Energy	13,300	116

Austria (1.0%)
Mayr Melnhof Karton	800	159

Belgium (1.0%)
Ageas	1,500	77

LSV Global Managed Volatility Fund
	Shares	Value (000)
Belgium (continued)
Etablissements Franz Colruyt	1,300	$80

		157

Canada (4.2%)
Bank of Montreal	800	60
Bank of Nova Scotia	1,100	59
Canadian Imperial Bank of Commerce	600	51
Canadian Tire, Cl A	700	90
CI Financial	4,500	56
Cogeco Communications	1,000	85
Loblaw	1,800	87
Power Corp of Canada	3,045	71
TELUS	3,700	76

		635

China (1.3%)
China Resources Power Holdings	94,000	99
Shenzhen Expressway, Cl H	110,000	102

		201

Denmark (1.1%)
Scandinavian Tobacco Group	9,500	172

Finland (0.5%)
TietoEVRY	2,354	78

France (2.4%)
Cie Generale des Etablissements Michelin SCA	600	83
Sanofi	1,600	151
Societe BIC	2,400	137

		371

Germany (1.0%)
Deutsche Post	1,800	89
Hornbach Holding & KGaA	700	66

		155

Hong Kong (0.4%)
Bank of Communications, Cl H	84,000	45

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Hong Kong (continued)
Dah Sing Banking Group	20,000	$20

		65

Hungary (0.4%)
Magyar Telekom Telecommunications	48,800	65

Italy (0.5%)
Hera	22,200	78

Japan (9.3%)
AEON REIT Investment	60	79
Astellas Pharma	4,800	78
Canon	2,500	55
DCM Holdings	5,200	53
EDION	13,100	128
FUJIFILM Holdings	1,400	80
Fukuoka REIT	40	61
Honda Motor	2,500	66
ITOCHU	2,900	83
KDDI	2,200	65
K’s Holdings	5,700	77
Mizuho Financial Group	9,850	129
Nippon Telegraph & Telephone	9,400	234
Teijin	3,400	62
Toyota Motor	1,400	97
Ube Industries	2,500	47
Yamaguchi Financial Group	5,800	33

		1,427

Malaysia (0.8%)
AMMB Holdings	22,300	17
RHB Bank	79,800	101

		118

Netherlands (2.0%)
Koninklijke Ahold Delhaize	7,400	212
Signify	1,900	91

		303

Russia (0.6%)
LUKOIL PJSC ADR	1,300	93

Singapore (0.9%)
DBS Group Holdings	3,100	59

LSV Global Managed Volatility Fund
	Shares	Value (000)
Singapore (continued)
United Overseas Bank	4,400	$77

		136

South Korea (2.4%)
KT&G	1,000	72
LG Uplus	4,100	44
Samsung Card	2,100	56
SK Telecom	900	195

		367

Spain (1.4%)
Ebro Foods	5,900	128
Endesa	3,000	77

		205

Switzerland (2.3%)
Roche Holding AG	400	138
Swiss Life Holding	200	91
Valiant Holding	1,300	125

		354

Taiwan (2.7%)
Chicony Electronics	38,000	117
Greatek Electronics	37,000	84
SinoPac Financial Holdings	300,000	117
Taichung Commercial Bank	239,048	91

		409

Thailand (1.2%)
Kiatnakin Bank	27,300	51
Krung Thai Bank	116,500	45
Tisco Financial Group	28,600	88

		184

United Kingdom (4.5%)
BAE Systems	18,500	117
British American Tobacco	400	15
BT Group, Cl A	30,300	52
GlaxoSmithKline	9,800	181
Imperial Brands	4,600	92
Tate & Lyle	11,800	111
Tesco	16,720	56
Wm Morrison Supermarkets	24,000	59

		683

TOTAL FOREIGN COMMON STOCK (Cost $6,631)		6,531

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Global Managed Volatility Fund
	Face
	Amount
	(000)	Value (000)
Repurchase Agreement (0.9%)
South Street Securities 0.020%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $134 (collateralized by various U.S. Treasury obligations, ranging in par value $18 - $97, 0.125% - 0.375%, 04/15/21 - 01/15/27; total market value $137)	$134	$134

TOTAL REPURCHASE AGREEMENT (Cost $134)		134

Total Investments – 99.5% (Cost $14,861)		$15,203

Percentages are based on Net Assets of $15,276 (000).

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
United States	$8,538	$–	$–	$8,538

Total Common Stock	8,538	–	–	8,538

Foreign Common Stock
Australia	–	116	–	116
Austria	–	159	–	159
Belgium	–	157	–	157
Canada	635	–	–	635
China	–	201	–	201
Denmark	–	172	–	172
Finland	–	78	–	78
France	–	371	–	371
Germany	–	155	–	155
Hong Kong	–	65	–	65
Hungary	–	65	–	65
Italy	–	78	–	78
Japan	–	1,427	–	1,427
Malaysia	–	118	–	118
Netherlands	–	303	–	303
Russia	93	–	–	93
Singapore	–	136	–	136
South Korea	–	367	–	367
Spain	–	205	–	205
Switzerland	–	354	–	354
Taiwan	–	409	–	409
Thailand	–	184	–	184
United Kingdom	–	683	–	683

Total Foreign Common Stock	728	5,803	–	6,531

Total Repurchase Agreement	–	134	–	134

Total Investments in Securities	$9,266	$5,937	$–	$15,203

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-1400

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